Private Placement	6 Months Ended	12 Months Ended
	Apr. 30, 2016	Oct. 31, 2015
Private Placement [Abstract]
PRIVATE PLACEMENT

4. PRIVATE PLACEMENT

Simultaneously with the consummation of the Initial Public Offering, the Sponsor and Cantor Fitzgerald purchased 300,000 Placement Units (200,000 Placement Units by the Sponsor and 100,000 Placement Units by Cantor Fitzgerald), each consisting of one share of Common Stock (each a “Placement Share”) and one warrant (each, a “Placement Warrant”) to purchase one share of Common Stock exercisable at $12.00 per share, at a price of $10.00 per unit in a private placement. The total purchase price for the Placement Units was $3,000,000. There are no redemption rights or rights to liquidating distributions from the Trust Account with respect to the Placement Shares or Placement Warrants.

The Placement Units and their component securities are the same as the Units sold in the Initial Public Offering and their component securities except that they are not transferable, assignable or salable until 30 days after the consummation of a Business Combination, subject to certain limited exceptions, and the Placement Warrants are not redeemable so long as they are held by the Sponsor, Cantor Fitzgerald or their permitted transferees.

4. PRIVATE PLACEMENT

Simultaneously with the consummation of the Initial Public Offering, the Sponsor and Cantor Fitzgerald purchased 300,000 Placement Units (200,000 Placement Units by the Sponsor and 100,000 Placement Units by Cantor Fitzgerald), each consisting of one share of Common Stock (each a “Placement Share”) and one warrant (each, a “Placement Warrant”) to purchase one share of Common Stock exercisable at $12.00 per share, at a price of $10.00 per unit in a private placement. The total purchase price for the Placement Units was $3,000,000. There are no redemption rights or rights to liquidating distributions from the Trust Account with respect to the Placement Shares or Placement Warrants.

The Placement Units and their component securities are the same as the Units sold in the Initial Public Offering and their component securities except that they are not transferable, assignable or salable until 30 days after the consummation of a Business Combination, subject to certain limited exceptions, and the Placement Warrants are not redeemable so long as they are held by the Sponsor, Cantor Fitzgerald or their permitted transferees.